Costs	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Expenses [Abstract]
Disclosure of expenses [text block]
29 Costs

Purchase, services and other

(€ million)	2018	2017	2016
Production costs - raw, ancillary and consumable materials and goods	41,125	35,907	27,783
Production costs - services	10,625	12,228	12,727
Operating leases and other	1,820	1,684	1,672
Net provisions for contingencies	1,120	886	505
Expenses for price variation on overliftling and underlifting operations		145	240
Other expenses	1,130	931	666
	55,820	51,781	43,593
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(192)	(224)	(297)
- capitalized direct costs associated with self-constructed assets - intangible assets	(6)	(9)	(18)
	55,622	51,548	43,278

Purchase, services and other charges include costs of geological and geophysical studies for €
287
 million
(€
273
 million and €
204
 million in
2017
and
2016
, respectively) and operating leases for €
872
 million (€
1,022
 million and €
566
 million in
2017
and
2016
, respectively).
Costs incurred in connection with research and development activities expensed through profit and loss, as they did not meet the requirements to be recognized as long-lived assets, amounted to
€197 million (€185 million and €161 million in 2017 and 2016, respectively).
Royalties on the extraction of hydrocarbons amounted to €1,043 million (€674 million and €572 million in 2017 and 2016, respectively).
Future minimum lease payments expected to be paid under non-cancelable operating leases are provided below:
(€ million)	2018	2017	2016
To be paid:
- within 1 year	776	883	593
- between 2 and 5 years	1,653	1,710	1,040
- beyond 5 years	1,524	1,939	785
	3,953	4,532	2,418

Operating leases primarily comprised long-term rentals of FPSO vessels, offshore drilling rigs, time charter and land, service stations and office buildings. Such leases may not include renewal options. There are no significant restrictions provided by these operating leases that may limit the ability of Eni to pay dividends, use assets or take on new borrowing.

Additions to provisions for contingencies net of reversal of unused provisions related to net addition for litigations amounting to €101 million (net provisions of  €375 million and €55 million in 2017 and 2016, respectively) and net additions for environmental liabilities amounting to €266 million (net provisions of €200 million and €198 million in 2017 and 2016, respectively). More information is provided in note 20 — Provisions for contingencies. Net provisions for contingencies by segment are disclosed in note 35 — Segment information and information by geographical area.
Payroll and related costs

(€ million)	2018	2017	2016
Wages and salaries	2,409	2,447	2,491
Social security contributions	448	441	445
Cost related to employee benefit plans	220	113	81
Other costs	170	162	202
	3,247	3,163	3,219
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(142)	(202)	(215)
- capitalized direct costs associated with self-constructed assets - intangible assets	(12)	(10)	(10)
	3,093	2,951	2,994

Other costs comprised provisions for redundancy incentives of  €
37
million
(€
18
 million and €
47
 million in
2017
 and
2016
, respectively) and costs for defined contribution plans of  €
95
million (€
90
 million and €
83
 million in
2017
and
2016
, respectively).
Cost related to employee benefit plans are described in note 21 — Provisions for employee benefits.
Costs with related parties are disclosed in note 36 — Transactions with related parties.

Average number of employees
The Group average number and breakdown of employees by category is reported below:
	2018		2017		2016
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	999	17	995	17	1,018	18
Junior managers	9,095	84	9,089	98	9,160	109
Employees	16,220	361	16,721	371	17,180	384
Workers	5,259	283	5,659	285	5,703	294
	31,573	745	32,464	771	33,061	805

The average number of employees was calculated as the average between the number of employees at the beginning and the end of the period. The average number of senior managers included managers employed in foreign countries, whose position is comparable to a senior manager’s status.
Long-term monetary incentive plan for the managers of Eni
On
April 13, 2017
, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan
2017
 –
2019
and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of
 11 million of treasury shares in service of the Plan.

The Long-Term Monetary Incentive Plan
2017
 –
2019
provides for three annual awards for the years
2017
,
2018
and
2019
and is intended for the Chief Executive Officer of Eni and for the managers of Eni and its subsidiaries who qualify as “senior managers deemed critical for the business”, selected among those who are in charge of tasks directly linked to the Group results or of strategic interest to the business. The Plan provides the granting of Eni shares for no consideration to eligible managers after a three-year vesting period under the condition that they would remain in service until vesting. Considering that this incentive falls within the category of employee compensation, in accordance with IFRS, the cost of the plan is determined based on the fair value of the financial instruments awarded to the beneficiaries and the number of shares that will be granted at the end of the vesting period; the cost is accruing along the vesting period.

The number of shares that will be granted at the end of the vesting period is conditioned on a
50
-
50
 basis to actual results of two performance parameters against preset targets: (i) a market condition in terms of Total Shareholder Return (TSR) of the Eni share compared to the TSR of the FTSE Mib index of the Italian Stock Exchange Market, and to a group of Eni’s competitors (“Peers Group”)
28
 and the TSR of their corresponding stock exchange market
29
; (ii) growth in the Net Present Value (NPV) of proved reserves benchmarked against the Peer Group.

Depending on the performance of the parameters mentioned above, the number of shares that will vest after three years may range between
0
% and
180
% of the initial award. Furthermore
,
50%
of the shares that will eventually vest is subject to a lock-up clause of one year after the vesting date.

At the grant date, the number of shares awarded was

1,517,975
and

1,719,061

respectively in
2018
and in
2017
; the weighted average fair value of the shares at the same date was
€
11.73
and €
7.99
per share.
The determination of the fair value was calculated by adopting specific valuation techniques regarding the different performance parameters provided by the plan (the stochastic method for the market condition of the plan and the Black-Scholes model for the component related to the NPV of the reserves), taking into account the fair value of the Eni share at the grant date (€
14.246
per share in
2018
; €
13.81
per share in
2017)
, reduced by dividends expected along the vesting period
(5.8
% of the share price at vesting date), the volatility of the stock
(20
% for attribution
2018
;
25
% for attribution
2017)
, the forecasts for the performance parameters, as well as the lower value attributable to the shares considering the lock-up period at the end of the vesting period.

In
2018
, the costs related to the long-term monetary incentive plan
2017
 –
2019
, recognized as a component of the payroll cost, amounted to €
5.1
million (€
0.4
million in
2017)
with a contra-entry to equity reserves.

Compensation of key management personnel

Compensation (including contributions and ancillary costs) of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in service during the year consisted of the following:

(€ million)	2018	2017	2016
Wages and salaries	27	25	26
Post-employment benefits	2	2	2
Other long-term benefits	10	9	12
Indemnities upon termination of employment		7	4
	39	43	44

Compensation of Directors and Statutory Auditors
Compensation of Directors amounted to €9.6 million, €14.5 million and €7.1 million for 2018, 2017 and 2016, respectively. Compensation of Statutory Auditors amounted to €0.604 million, €0.760 million and €0.738 million in 2018, 2017 and 2016, respectively.

28	The group consists of the following oil companies: Anadarko, Apache, BP, Chevron, ConocoPhillips, ExxonMobil, Marathon Oil, Royal Dutch Shell, Statoil and Total.

29	The performance condition connected with the TSR in accordance with the international accounting standards represents a so-called market condition.
Compensation included emoluments and social security benefits due for the office as Director or Statutory Auditor held at the parent company Eni SpA or other Group subsidiaries, which was recognized as a cost to the Group, even if not subject to personal income tax.